Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related party transactions
E.3	Related party transactions
The Group’s related party transactions are predominantly with associates of the Group. During the period, the transactions with related parties include purchases of goods/services of $71,407 thousand
(2022: $60,730
thousand
), sale of goods/services of $27,142
thousand
(2022: $18,527
thousand
) and dividend income of $15,296
thousand
(2022: $8,294
thousand
). As at 31 December 2023, the total amounts owing to related parties is $1,559 thousand
(2022: $1,686
thousand
) and amounts owing from related parties is $1,960
thousand
(2022: $2,200
thousand
). All transactions to/from related parties are made at arm’s length (normal market rates and on normal commercial terms).
There were no transactions with directors during the year. Key management personnel compensation is disclosed in Note E.2(b).